Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000240584 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.50%
C000240584 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000240584 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240584 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	71.70%
C000240582 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.50%
C000240582 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000240582 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240582 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	71.70%